SCHEDULE OF BREAKDOWN OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Sub-leasing revenue	$ 631	¥ 102,553	¥ 67,346	¥ 283,119
Total revenue	19,477	3,167,101	3,538,922	3,461,235
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	15,625	2,540,666	2,666,334	2,498,803
Goods or services transferred at point in time [member] | Events curation external [member]
IfrsStatementLineItems [Line Items]
Revenue	4,488	729,802	763,006	894,643
Goods or services transferred at point in time [member] | Events curation revenue related party [member]
IfrsStatementLineItems [Line Items]
Revenue	1,014	164,885	135,790
Goods or services transferred at point in time [member] | Events curation [member]
IfrsStatementLineItems [Line Items]
Revenue	5,502	894,687	898,796	894,643
Goods or services transferred at point in time [member] | Consultancy and management external [member]
IfrsStatementLineItems [Line Items]
Revenue	8,794	1,430,151	1,515,842	1,420,005
Goods or services transferred at point in time [member] | Consultancy and management related party [member]
IfrsStatementLineItems [Line Items]
Revenue			100
Goods or services transferred at point in time [member] | Consultancy and management commission from beverage products [member]
IfrsStatementLineItems [Line Items]
Revenue	879	142,733	159,118	71,447
Goods or services transferred at point in time [member] | Consultancy and management [member]
IfrsStatementLineItems [Line Items]
Revenue	9,673	1,572,884	1,675,060	1,491,452
Goods or services transferred at point in time [member] | Restaurant operation revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	450	73,095	92,478	112,708
Goods or services transferred over time [member] | Consultancy and management [member]
IfrsStatementLineItems [Line Items]
Revenue	3,221	523,882	805,242	679,313
Goods or services transferred over time [member] | Consultancy and aanagement club management services [member]
IfrsStatementLineItems [Line Items]
Revenue	2,378	386,746	592,998	567,333
Goods or services transferred over time [member] | Consultancy and management sponsorship and advertising [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 843	¥ 137,136	¥ 212,244	¥ 111,980